SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended		1 Months Ended	3 Months Ended	4 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended														12 Months Ended												4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Segment	Dec. 30, 2011	Sep. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Mar. 23, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 01, 2011 Predecessor [Member]	Apr. 01, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Successor [Member] OpCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Successor [Member] HoldCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Predecessor [Member] OpCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Predecessor [Member] HoldCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Line of Credit [Member] Successor [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Line of Credit [Member] Predecessor [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Successor [Member] OpCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Successor [Member] HoldCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Predecessor [Member] OpCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Predecessor [Member] HoldCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Line of Credit [Member] Successor [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Line of Credit [Member] Predecessor [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Minimum [Member] Building	Dec. 28, 2012 Minimum [Member] Machinery and equipment	Dec. 28, 2012 Minimum [Member] Office Furniture and Equipment [Member]	Dec. 28, 2012 Minimum [Member] Vehicles	Dec. 28, 2012 Minimum [Member] Leasehold improvements	Dec. 28, 2012 Maximum [Member] Building	Dec. 28, 2012 Maximum [Member] Machinery and equipment	Dec. 28, 2012 Maximum [Member] Office Furniture and Equipment [Member]	Dec. 28, 2012 Maximum [Member] Vehicles	Dec. 28, 2012 Maximum [Member] Leasehold improvements	Dec. 28, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 28, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 28, 2012 JanSan [Member] Successor [Member]	Sep. 07, 2012 JanSan [Member] Predecessor [Member]	Dec. 30, 2011 JanSan [Member] Predecessor [Member]	Dec. 31, 2010 JanSan [Member] Predecessor [Member]	Dec. 28, 2012 Plumbing [Member] Successor [Member]	Sep. 07, 2012 Plumbing [Member] Predecessor [Member]	Dec. 30, 2011 Plumbing [Member] Predecessor [Member]	Dec. 31, 2010 Plumbing [Member] Predecessor [Member]	Dec. 28, 2012 Hardware, Tools and Fixtures [Member] Successor [Member]	Sep. 07, 2012 Hardware, Tools and Fixtures [Member] Predecessor [Member]	Dec. 30, 2011 Hardware, Tools and Fixtures [Member] Predecessor [Member]	Dec. 31, 2010 Hardware, Tools and Fixtures [Member] Predecessor [Member]	Dec. 28, 2012 HVAC [Member] Successor [Member]	Sep. 07, 2012 HVAC [Member] Predecessor [Member]	Dec. 30, 2011 HVAC [Member] Predecessor [Member]	Dec. 31, 2010 HVAC [Member] Predecessor [Member]	Dec. 28, 2012 Electrical and Lighting [Member] Successor [Member]	Sep. 07, 2012 Electrical and Lighting [Member] Predecessor [Member]	Dec. 30, 2011 Electrical and Lighting [Member] Predecessor [Member]	Dec. 31, 2010 Electrical and Lighting [Member] Predecessor [Member]	Dec. 28, 2012 Appliances and Parts [Member] Successor [Member]	Sep. 07, 2012 Appliances and Parts [Member] Predecessor [Member]	Dec. 30, 2011 Appliances and Parts [Member] Predecessor [Member]	Dec. 31, 2010 Appliances and Parts [Member] Predecessor [Member]	Dec. 28, 2012 Security and Safety [Member] Successor [Member]	Sep. 07, 2012 Security and Safety [Member] Predecessor [Member]	Dec. 30, 2011 Security and Safety [Member] Predecessor [Member]	Dec. 31, 2010 Security and Safety [Member] Predecessor [Member]	Dec. 28, 2012 Other Products [Member] Successor [Member]	Sep. 07, 2012 Other Products [Member] Predecessor [Member]	Dec. 30, 2011 Other Products [Member] Predecessor [Member]	Dec. 31, 2010 Other Products [Member] Predecessor [Member]
Schedule of Significant Accounting Policies [Line Items]
Long-term debt																	$ 321,494,000	$ 365,000,000	$ 300,000,000	$ 0	$ 127,500,000	$ 0	$ 322,500,000	$ 394,200,000	$ 310,500,000	$ 0	$ 127,636,000	$ 0
Concentration Risk Amount	0	0
Property, Plant and Equipment, Useful Life																													39 years	2 years	3 years	2 years	1 year	40 years	7 years	7 years	5 years	10 years
Capitalized Computer Software, Additions					400,000									3,100,000	3,800,000	3,100,000
Capitalized Computer Software, Net	7,900,000	7,300,000
Capitalized Computer Software, Amortization					218,000									2,387,000	1,866,000	1,850,000
Finite lived intangible asset useful life (in years)																																							7 years	19 years
Self Insured Retention Per Occurrence For Workers Compensation and Auto Insurance Policies	400,000
Shipping and handling costs					18,800,000									41,241,000	59,671,000	48,484,000
Advertising expenses, net of co-op advertising					381,000									867,000	1,298,000	1,232,000
Co-op advertising					651,000									1,796,000	2,567,000	2,747,000
Number of Operating Segments	1
Number of Reportable Segments	1
Net sales			$ 80,901,000	$ 323,692,000	$ 404,593,000	$ 269,349,000	$ 334,821,000	$ 313,582,000	$ 303,039,000	$ 331,349,000	$ 317,679,000	$ 297,417,000	$ 404,593,000	$ 917,752,000	$ 1,249,484,000	$ 1,086,989,000																									$ 153,969,000	$ 333,389,000	$ 457,393,000	$ 310,849,000	$ 84,086,000	$ 195,911,000	$ 275,557,000	$ 266,145,000	$ 36,446,000	$ 85,068,000	$ 122,116,000	$ 119,324,000	$ 35,662,000	$ 89,542,000	$ 121,531,000	$ 127,183,000	$ 24,676,000	$ 56,750,000	$ 75,274,000	$ 71,022,000	$ 22,163,000	$ 52,805,000	$ 65,251,000	$ 62,304,000	$ 20,187,000	$ 44,738,000	$ 61,855,000	$ 60,215,000	$ 27,404,000	$ 59,549,000	$ 70,507,000	$ 69,947,000